Operating segment information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	¥ 8,751,259	¥ 5,772,948	¥ 4,254,195
Gross profit	5,516,579	3,694,969	2,803,451
Income/(Loss) from operations	(1,076,593)	(109,228)	(462,138)
Advertising and subscription business [Member]
Revenue	3,922,158	3,432,986	3,106,025
Gross profit	3,076,332	2,542,534	2,344,872
Income/(Loss) from operations	444,564	592,611	553,455
Transaction services business [Member]
Revenue	3,872,244	1,551,676	664,225
Gross profit	1,902,614	668,238	237,585
Income/(Loss) from operations	(1,525,073)	(848,267)	(1,053,483)
Digital marketing solutions [Member]
Revenue	956,857	788,286	483,945
Gross profit	537,633	484,197	220,994
Income/(Loss) from operations	¥ 3,916	¥ 146,428	¥ 37,890